GOODWILL AND INTANGIBLE ASSETS, NET - Intangible Assets (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2016 RUB
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			RUB 9,808		RUB 10,591
Less: Accumulated amortization			(3,820)		(5,077)
Net carrying value	$ 90.9		5,988		5,514
Amortization expenses of intangible assets	32.2	RUB 1,952	1,594	RUB 1,004
Estimated amortization expense
2017	27.0				1,636
2018	18.9				1,146
2019	12.9				781
2020	8.4				510
2021	5.1				310
Thereafter	8.2				498
Total	80.5				4,881
Trade names and domain names
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			1,129		1,129
Less: Accumulated amortization			(172)		(285)
Net carrying value	13.9		957		844
Customer relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			865		854
Less: Accumulated amortization			(123)		(215)
Net carrying value	10.6		742		639
Content and software
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			1,115		563
Less: Accumulated amortization			(648)		(398)
Net carrying value	2.7		467		165
Workforce
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			300		276
Less: Accumulated amortization			(94)		(155)
Net carrying value	2.0		206		121
Patents and licenses
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			237		52
Less: Accumulated amortization			(116)		(21)
Net carrying value	0.5		121		31
Non-compete agreements
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			41		38
Less: Accumulated amortization			(23)		(31)
Net carrying value	0.1		18		7
Technology and licenses
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			5,574		7,046
Less: Accumulated amortization			(2,644)		(3,972)
Net carrying value	50.7		2,930		3,074
Assets not yet in use
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			547		633
Net carrying value	10.4		547		633
Total Other Intangible assets
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			6,121		7,679
Less: Accumulated amortization			(2,644)		(3,972)
Net carrying value	61.1		3,477		3,707
Amortization expenses of intangible assets	24.2	1,464	1,092	762
Estimated amortization expense
2017					1,288
2018					835
2019					547
2020					297
2021					107
Total					3,074
Acquisition-related intangible assets
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			3,687		2,912
Less: Accumulated amortization			(1,176)		(1,105)
Net carrying value	29.8		2,511		1,807
Amortization expenses of intangible assets	$ 8.0	RUB 488	RUB 502	RUB 242
Estimated amortization expense
2017					348
2018					311
2019					234
2020					213
2021					203
Thereafter					498
Total					RUB 1,807